Employment benefit plan - Assumptions (Details) - Y	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Employee benefit plan
Discount rate		6.50%
Future salary increase		11.00%
Retirement age (years)	58	58
Up to 30 years
Employee benefit plan
Withdrawal rate		70.00%
From 31 to 44 years
Employee benefit plan
Withdrawal rate		30.00%
Above 44 years
Employee benefit plan
Withdrawal rate		3.00%
Minimum
Employee benefit plan
Discount rate	6.80%
Future salary increase	5.00%
Average expected future working life (years)	2 years 3 months 29 days	2 years 3 months 7 days
Minimum | Up to 30 years
Employee benefit plan
Withdrawal rate	40.00%
Minimum | From 31 to 44 years
Employee benefit plan
Withdrawal rate	30.00%
Minimum | Above 44 years
Employee benefit plan
Withdrawal rate	3.00%
Maximum
Employee benefit plan
Discount rate	7.10%
Future salary increase	11.00%
Average expected future working life (years)	3 years 8 months 12 days	3 years 3 months 18 days
Maximum | Up to 30 years
Employee benefit plan
Withdrawal rate	70.00%
Maximum | From 31 to 44 years
Employee benefit plan
Withdrawal rate	35.00%
Maximum | Above 44 years
Employee benefit plan
Withdrawal rate	5.00%